Reinsurance Assets - Assets Arising from Reinsurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 18,910	€ 20,253	€ 19,877
Continuing operation [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	6,485	6,519
Exit of a business [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 12,426	€ 13,734